Stock-Based Compensation and Common Stock (Details) - Schedule of Stock-Based Compensation - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock units (classified as liabilities)					$ 20,200	$ 42,346
Restricted stock units (classified as equity)					20,200	42,346
Stock options					20,200	42,346
Total stock-based compensation					20,200	42,346
Stock-based compensation capitalized to property and equipment			$ (67)		(490)
Stock-based compensation, net of capitalized amount			$ 4,036	$ 11,500	19,710	42,346
Restricted Stock Units Classified As Liability [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock units (classified as liabilities)					4,667
Restricted stock units (classified as equity)					4,667
Stock options					4,667
Total stock-based compensation					4,667
Restricted Stock Units Classified As Equity [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock units (classified as liabilities)					1,538	550
Restricted stock units (classified as equity)					1,538	550
Stock options					1,538	550
Total stock-based compensation					1,538	550
Equity Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock units (classified as liabilities)					13,995	41,796
Restricted stock units (classified as equity)					13,995	41,796
Stock options					13,995	41,796
Total stock-based compensation					$ 13,995	$ 41,796